Document and Entity Information - shares		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Entity Information
Entity Registrant Name		Sasol Limited
Entity Central Index Key		0000314590
Document Type		20-F
Document Registration Statement		false
Document Annual Report		true
Document Transition Report		false
Document Shell Company Report		false
Document Period End Date		Jun. 30, 2025
Entity File Number		001-31615
Entity Incorporation, State or Country Code		T3
Entity Address, Address Line One		Sasol Place, 50 Katherine Street
Entity Address, City or Town		Sandton
Entity Address, Country		ZA
Entity Address, Postal Zip Code		2196
Entity Well-known Seasoned Issuer		Yes
Entity Voluntary Filers		No
Entity Current Reporting Status		Yes
Entity Interactive Data Current		Yes
Entity Filer Category		Large Accelerated Filer
Entity Emerging Growth Company		false
Document Accounting Standard		International Financial Reporting Standards
Entity Shell Company		false
Amendment Flag		false
Current Fiscal Year End Date		--06-30
Document Fiscal Year Focus		2025
Document Fiscal Period Focus		FY
ICFR Auditor Attestation Flag		true
Auditor Name		KPMG Inc.	KPMG Inc.	PricewaterhouseCoopers Inc.
Auditor Firm ID		1025	1025	1308
Auditor Location		Johannesburg, Republic of South Africa	Johannesburg, Republic of South Africa	Johannesburg, Republic of South Africa
Document Financial Statement Error Correction [Flag]		false
Business Contact
Entity Information
City Area Code		+27
Local Phone Number		10 344 3060
Contact Personnel Name		Walt Bruns
Contact Personnel Email Address		walt.bruns@sasol.com
Entity Address, Address Line One		Sasol Place
Entity Address, Address Line Two		50 Katherine Street
Entity Address, City or Town		Sandton
Entity Address, Country		ZA
Entity Address, Postal Zip Code		2196
American Depositary Shares
Entity Information
Title of 12(b) Security		American Depositary Shares
Trading Symbol		SSL
Security Exchange Name		NYSE
Sasol ordinary shares of no par value
Entity Information
Title of 12(b) Security	[1]	Ordinary Shares of no par value
Trading Symbol		SSL
Security Exchange Name		NYSE
Entity Common Stock, Shares Outstanding		643,043,757
4,375% Notes due 2026 issued by Sasol
Entity Information
Title of 12(b) Security		4,375% Notes due 2026 issued by Sasol Financing USA LLC
Trading Symbol		SOLJL
Security Exchange Name		NYSE
6,500% Notes due 2028 issued by Sasol
Entity Information
Title of 12(b) Security		6,500% Notes due 2028 issued by Sasol Financing USA LLC
Trading Symbol		SOLJL
Security Exchange Name		NYSE
5,500% Notes due 2031 issued by Sasol
Entity Information
Title of 12(b) Security		5,500% Notes due 2031 issued by Sasol Financing USA LLC
Trading Symbol		SOLJL
Security Exchange Name		NYSE
Sasol BEE ordinary shares of no par value
Entity Information
Entity Common Stock, Shares Outstanding		6,331,347

[1]	Listed on the New York Stock Exchange not for trading or quotation purposes, but only in connection with the registration of American Depositary Shares (ADS or ADSs) pursuant to the requirements of the Securities and Exchange Commission.